Note 5 - Short-term Investments (Tables)	12 Months Ended
Dec. 31, 2017
Notes Tables
Cash, Cash Equivalents and Investments [Table Text Block]
December 31, 2017
		Gross	Gross
		Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value

Time deposits	$17,601	$-	$-	$17,601
December 31, 2016
		Gross	Gross
		Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value

Time deposits	$21,532	$-	$-	$21,532

Investments Classified by Contractual Maturity Date [Table Text Block]
	December 31, 2017
		Fair
	Cost	Value
Time deposits
Due within one year	$17,601	$17,601
	December 31, 2016
		Fair
	Cost	Value
Time deposits
Due within one year	$21,504	$21,504
Due after one year through two years	28	28

	$21,532	$21,532